COMMITMENTS AND CONTINGENCIES (Details) - Dec. 31, 2020	USD ($)	CNY (¥)
Purchase Commitments
Outstanding purchase commitments in relation to bandwidth and cloud infrastructure	$ 456,000	¥ 2,975,000